Financial Instruments (Fair Value of Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Interest rate swaps - other assets	$ 16.5	$ 14.1
Liabilities:
Contingent consideration - other long-term liabilities	78.0	0.0
Fuel Hedges [Member]
Liabilities:
Fuel hedges - other accrued liabilities	37.8	34.4
Fair Value [Member]
Assets:
Interest rate swaps - other assets	16.5
Total assets	115.8	130.6
Liabilities:
Contingent consideration - other long-term liabilities	69.6
Total liabilities	107.4	34.4
Fair Value [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Interest rate swaps - other assets	0.0
Total assets	43.0	59.7
Liabilities:
Contingent consideration - other long-term liabilities	0.0
Total liabilities	0.0	0.0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total assets	72.8	70.9
Liabilities:
Contingent consideration - other long-term liabilities	0.0
Total liabilities	37.8	34.4
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swaps - other assets	0.0
Total assets	0.0	0.0
Liabilities:
Contingent consideration - other long-term liabilities	69.6
Total liabilities	69.6	0.0
Fair Value [Member] | Recycling commodity hedges [Member]
Assets:
Interest rate swaps - other assets		14.1
Fair Value [Member] | Recycling commodity hedges [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Interest rate swaps - other assets		0.0
Fair Value [Member] | Recycling commodity hedges [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swaps - other assets		14.1
Fair Value [Member] | Recycling commodity hedges [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swaps - other assets		0.0
Fair Value [Member] | Fuel Hedges [Member]
Liabilities:
Fuel hedges - other accrued liabilities	37.8	34.4
Fair Value [Member] | Fuel Hedges [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Fuel hedges - other accrued liabilities	0.0	0.0
Fair Value [Member] | Fuel Hedges [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Fuel hedges - other accrued liabilities	37.8	34.4
Fair Value [Member] | Fuel Hedges [Member] | Significant Unobservable Inputs (Level 3) [Member]
Liabilities:
Fuel hedges - other accrued liabilities	0.0	0.0
Fair Value [Member] | Money market mutual funds [Member]
Assets:
Money market mutual funds	43.0	59.7
Fair Value [Member] | Money market mutual funds [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money market mutual funds	43.0	59.7
Fair Value [Member] | Money market mutual funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money market mutual funds	0.0	0.0
Fair Value [Member] | Money market mutual funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Money market mutual funds	0.0	0.0
Fair Value [Member] | Bonds [Member]
Assets:
Bonds - restricted cash and marketable securities and other assets	56.3	56.8
Fair Value [Member] | Bonds [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Bonds - restricted cash and marketable securities and other assets	0.0	0.0
Fair Value [Member] | Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Bonds - restricted cash and marketable securities and other assets	56.3	56.8
Fair Value [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Bonds - restricted cash and marketable securities and other assets	0.0	0.0
Carrying Amount [Member]
Assets:
Interest rate swaps - other assets	16.5
Total assets	115.8	130.6
Liabilities:
Contingent consideration - other long-term liabilities	69.6
Total liabilities	107.4	34.4
Carrying Amount [Member] | Recycling commodity hedges [Member]
Assets:
Interest rate swaps - other assets		14.1
Carrying Amount [Member] | Fuel Hedges [Member]
Liabilities:
Fuel hedges - other accrued liabilities	37.8	34.4
Carrying Amount [Member] | Money market mutual funds [Member]
Assets:
Money market mutual funds	43.0	59.7
Carrying Amount [Member] | Bonds [Member]
Assets:
Bonds - restricted cash and marketable securities and other assets	$ 56.3	$ 56.8